FINANCIAL INSTRUMENTS (Details) - Schedule of Reclassifications £ in Millions	12 Months Ended
Dec. 31, 2016 GBP (£)
Disclosure of financial instruments [text block] [Abstract]
Credit to available for sale revaluation reserve on reclassification pre tax	£ 1,544
Credit To Available for sale Revaluation Reserve On Reclassification Post Tax	£ 1,127